Document And Entity Information (USD $)	12 Months Ended
	Jun. 30, 2013	Dec. 20, 2012
Document and Entity Information [Abstract]
Entity Registrant Name	NATIONAL HOLDINGS CORP
Document Type	S-1
Current Fiscal Year End Date	--09-30
Entity Common Stock, Shares Outstanding		26,555,572
Entity Public Float		$ 3,118,515
Amendment Flag	false
Entity Central Index Key	0001023844
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Smaller Reporting Company
Entity Well-known Seasoned Issuer	No
Document Period End Date	Jun. 30, 2013
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY